Summary of Significant Accounting Policies (Details) - Schedule of fair value of financial instruments measured on a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Liabilities:
Contingent warrant liability	$ 5,373
Level 1 [Member]
Liabilities:
Contingent warrant liability
Level 2 [Member]
Liabilities:
Contingent warrant liability
Level 3 [Member]
Liabilities:
Contingent warrant liability	$ 5,373